	OTG Latin America Fund
Schedule of Investments		June 30, 2022 (unaudited)
		Shares	Fair Value
6.17%	CORPORATE BONDS
0.88%	BOLIVIA
	Bolivia Government, 4.500%, 3/30/2028 .	150,000	$ 117,300
0.68%	COLUMBIA
	Banco GNB Sudameris SA, VAR%,
	4/3/2027 . . . . . . . . . . . . . .	100,000	89,963
2.17%	MEXICO
	Credito Real SAB DE, 8.00%, 1/21/2028 . .	200,000	12,038
	Unifin Financiera SA, 7.25%, 9/27/2023 . .	200,000	147,419
	Unifin Financiera SA, 7.375%, 2/12/2026 .	200,000	130,688
			290,145
2.44%	PERU
	Peru Lng S.R.L., 5.375%, 3/22/2030 . . .	300,000	243,016
	Volcan Cia Minea SAA, 4.375%, 2/11/2026 .	95,000	82,835
			325,851
6.17%	TOTAL CORPORATE BONDS . . . . . . . . . . . . .		823,259
81.68%	COMMON STOCKS
0.33%	ARGENTINA
	Mercadolibre, Inc.* . . . . . . . . . . .	70	44,581
48.67%	BRAZIL
	Ambev S.A. ADR . . . . . . . . . . . .	143,000	358,930
	Banco Bradesco S.A. ADR . . . . . . .	303,034	987,891
	Banco Santander (Brasil) S.A. . . . . . .	39,000	214,321
	BRF S.A. ADR* . . . . . . . . . . . . .	99,000	253,440
	Companhia Brasileira de Distribuicao ADR* .	80,900	250,790
	Gerdau S.A. ADR . . . . . . . . . . . .	150,750	646,717
	Hapvida Participacoes e Investimentos S.A. .	85,000	88,680
	Itau Unibanco Holdings S.A. ADR . . . .	152,100	650,988
	JBS SA . . . . . . . . . . . . . . . .	36,000	217,715
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QUARTERLY REPORT

	OTG Latin America Fund
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
	JBS SA-Sponsored ADR . . . . . . . .	14,500	$ 175,450
	NU Holdings LTD* . . . . . . . . . . .	292,000	109,208
	Pagseguro Digital Ltd.* . . . . . . . . .	13,500	138,240
	Petroleo Brasileiro S.A. ADR . . . . . . .	93,150	1,087,992
	Sendas Distribuidora S/A . . . . . . . . . . . . . . . .	23,900	324,801
	Suzaano Papel E Celul . . . . . . . . .	34,800	329,904
	Vale S.A. ADR . . . . . . . . . . . . .	45,300	662,739
			6,497,806
8.10%	CHILE
	Banco De Credito Inversion* . . . . . .	7,112	208,178
	Cencosud SA . . . . . . . . . . . . .	105,000	133,646
	Colbun SA . . . . . . . . . . . . . .	3,035,509	210,086
	Itau Corpbanca* . . . . . . . . . . . .	107,668,957	201,458
	SMU SA . . . . . . . . . . . . . . . .	2,904,500	275,368
	Sociedad Mariz Saam SA . . . . . . . .	877,601	52,561
			1,081,297
2.60%	COLOMBIA
	BAC Holding International Co.* . . . . .	341,000	22,835
	Bancolumbia S.A. Spons ADR . . . . . .	1,500	46,245
	Cementos Argos S.A. . . . . . . . . . .	102,462	115,880
	Grupo Aval Acciones y Valores S.A. . . .	901,000	162,778
			347,738
9.95%	MEXICO
	America Movil SAB de CV . . . . . . . .	8,500	173,655
	American Movil SAB de C-Ser L . . . . .	126,000	128,948
	Cemex SAB-Spons ADR* . . . . . . . .	50,000	196,000
	Fomento Economico Mexicano S.A.B.
	de C.V. ADR . . . . . . . . . . . . .	22,952	154,915
	Fomento Economico MEX-SP ADR . . . .	1,550	104,609
	Genetera S.A.B de C.V . . . . . . . . .	265,000	212,822
	Grupo Financiero Banorte-O . . . . . .	25,500	142,530
	Grupo Traxion SAB de C.V.* . . . . . . .	7,000	9,510
	Wal-Mart DE Mexico S.A.B. de C.V. . . . .	59,600	205,093
			1,328,082
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QUARTERLY REPORT

	OTG Latin America Fund
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
6.19%	PERU
	Alicorp S.A.A. . . . . . . . . . . . . .	142,155	$191,223
	Banco BBVA Peru SA . . . . . . . . . .	126,329	56,095
	Cememntos Pascasmayo S.A.A.* . . . . .	70,000	66,736
	Ferreyros SA . . . . . . . . . . . . .	268,133	147,776
	Inretail Peru Corp. . . . . . . . . . . .	7,229	186,147
	Intercorp Financial Services . . . . . . .	7,599	177,817
			825,794
0.66%	SPAIN
	Banco Santander S.A. ADR . . . . . . .	1,272	3,562
	Codere Online Luxembourg, S.A.* . . . .	30,000	84,300
			87,862
5.51%	UNITED STATES
	Adobe, Inc.* . . . . . . . . . . . . . .	240	87,854
	Comcast Corp . . . . . . . . . . . . .	1,800	70,632
	CreditCorp Ltd. . . . . . . . . . . . .	2,760	330,952
	The Goldman Sachs Group, Inc. . . . . . . . . . .	400	118,808
	Microsoft Corp. . . . . . . . . . . . .	495	127,131
			735,377
82.01%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		10,948,537
0.84%	EXCHANGE TRADED FUNDS
	iShares Russell 2000 ETF . . . . . . . .	665	112,624
0.84%	TOTAL EXCHANGE TRADED FUNDS . . . . . . . . . .		112,624
6.35%	MONEY MARKET FUNDS
	Morgan Stanley Institutional Liquidity Fund .
	Institutional Class 1.38%** . . . . . . . . . . . . . . . .	847,207	847,207
95.37%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		12,731,627
4.63%	Other assets, net of liabilities . . . . . . . . . . . . . .		618,763
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$13,350,390
	3

QUARTERLY REPORT

OTG Latin America Fund
Schedule of Investments - continued			June 30, 2022 (unaudited)
-0.20% OPTIONS WRITTEN
	Number
	of	Notional	Exercie	Expiration
	Contracts	Amount	Price	Date	Value
DESCRIPTION
PUT OPTION
Petrobras SA ADR .	200	$233,600	$12.00	7/15/2022	$(12,600)
Vale SA-SP ADR .	150	$212,250	$15.00	7/15/2022	$(13,500)
					$(26,100)
TOTAL OPTIONS WRITTEN . .		. . . . .	. . . .	. . . . . .	$(26,100)

*Non-income producing

**Effective 7 day yield as of June 30, 2022

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

4

QUARTERLY REPORT

OTG Latin America Fund

Schedule of Investments - continued	June 30, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Corporate Bonds . . . . . . . . . . . .	$—	$823,259	$—	$823,259
Common Stocks . . . . . .	10,948,537	—	—	10,948,537
Exchange Traded Funds . . .	112,624			112,624
Money Market Funds . . . .	847,207	—	—	847,207
Total Investments . . . . . .	$11,908,368	$823,259	$—	$12,731,627
OPTIONS WRITTEN . . . . .	$—	$(26,100)	$—	$(26,100)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2022.

At June 30, 2022, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $14,271,453 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation .	$773,842
Gross unrealized depreciation . .	(2,339,769)
Net unrealized appreciation . . .
$(1,565,927)
5

QUARTERLY REPORT